Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Mutual Fund Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2022
Prospectus Date	rr_ProspectusDate	Dec. 30, 2022
Eventide Dividend Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Dividend Opportunities Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2021)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund has changed its primary benchmark from the Russell Midcap Value Index to the Russell Midcap Total Return Index because Russell Midcap Total Return Index better represents the Fund’s investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Dividend Opportunities Fund

Effective December 30, 2022, the Fund’s primary benchmark will change from the Russell Midcap Value Index to the Russell Midcap Total Return Index. In addition, the Fund’s supplemental benchmark will change from the Russell Midcap Total Return Index to the Russell Midcap Value Index. Accordingly, the Average Annual Total Returns table contained under the section of the Fund’s Prospectus and Summary Prospectus entitled “Fund Summary – Performance” is hereby replaced with the following:

Average Annual Total Returns (periods ended December 31, 2021)

Class A Shares	1 Year	Since inception (9/27/2017)
Return Before Taxes	24.20%	14.84%
Return After Taxes on Distributions	23.20%	14.33%
Return After Taxes on Distributions and Sale of Fund Shares	14.64%	11.68%
Class C Shares
Return Before Taxes	30.70%	15.60%
Class N Shares
Return Before Taxes	31.71%	16.50%
Class I Shares
Return Before Taxes	32.00%	16.74%
Russell Midcap Total Return Index (reflects no deduction for fees, expenses or taxes)*	22.58%	14.93%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)*	28.34%	11.41%

*	The Fund has changed its primary benchmark from the Russell Midcap Value Index to the Russell Midcap Total Return Index because Russell Midcap Total Return Index better represents the Fund’s investment strategy.

Eventide Dividend Opportunities Fund | Russell Midcap Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.58%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.93%	[1]
Eventide Dividend Opportunities Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.34%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	11.41%	[1]
Eventide Dividend Opportunities Fund | Eventide Dividend Opportunities Fund Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETADX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.20%
Since Inception	rr_AverageAnnualReturnSinceInception	14.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2017
Eventide Dividend Opportunities Fund | Eventide Dividend Opportunities Fund Class A Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.20%
Since Inception	rr_AverageAnnualReturnSinceInception	14.33%
Eventide Dividend Opportunities Fund | Eventide Dividend Opportunities Fund Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.64%
Since Inception	rr_AverageAnnualReturnSinceInception	11.68%
Eventide Dividend Opportunities Fund | Eventide Dividend Opportunities Fund Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETCDX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	30.70%
Since Inception	rr_AverageAnnualReturnSinceInception	15.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2017
Eventide Dividend Opportunities Fund | Eventide Dividend Opportunities Fund Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETNDX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	31.71%
Since Inception	rr_AverageAnnualReturnSinceInception	16.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2017
Eventide Dividend Opportunities Fund | Eventide Dividend Opportunities Fund Class N Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ETIDX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	32.00%
Since Inception	rr_AverageAnnualReturnSinceInception	16.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2017

[1]	The Fund has changed its primary benchmark from the Russell Midcap Value Index to the Russell Midcap Total Return Index because Russell Midcap Total Return Index better represents the Fund’s investment strategy.